UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21502

RMR HOSPITALITY AND REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Hospitality and Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Thomas Perugini State Street Bank and Trust Company One Federal Street, 8th Floor Boston, Massachusetts 02110

Thomas Reyes, Esq. State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of investments

RMR Hospitality and Real Estate Fund

Portfolio of Investments - September 30, 2005 (unaudited)

Company	Shares	Value
Common Stocks – 76.4%
Real Estate Investment Trusts – 75.7%
Apartments – 7.3%
Apartment Investment & Management Co.	5,000	$193,900
Associated Estates Realty Corp.	16,600	162,680
BNP Residential Properties, Inc.	16,000	229,600
Gables Residential Trust	60,000	2,619,000
Home Properties, Inc.	9,900	388,575
Town & Country Trust	20,000	580,400
		4,174,155
Diversified – 19.4%
Bedford Property Investors, Inc.	45,300	1,079,952
Colonial Properties Trust	71,100	3,162,528
Commercial Net Lease Realty	74,950	1,499,000
Crescent Real Estate Equities Co.	125,000	2,563,750
Lexington Corporate Properties Trust	89,000	2,095,950
Liberty Property Trust	15,000	638,100
Washington Real Estate Investment Trust	3,000	93,330
		11,132,610
Health Care – 7.9%
Health Care Properties Investors Inc.	2,770	74,762
Healthcare Realty Trust, Inc.	2,300	92,322
Health Care REIT, Inc.	49,150	1,822,974
Nationwide Health Properties, Inc.	91,000	2,120,300
Windrose Medical Properties Trust	30,100	459,928
		4,570,286
Hospitality – 1.4%
Ashford Hospitality Trust, Inc.	28,300	304,508
Eagle Hospitality Properties Trust, Inc.	36,000	359,280
Hersha Hospitality Trust	16,000	158,880
		822,668
Industrial – 6.5%
First Industrial Realty Trust, Inc.	93,160	3,731,058
Mortgage – 0.3%
American Mortgage Acceptance Corp.	12,000	170,280
Office – 19.4%
Brandywine Realty Trust	32,000	994,880
Equity Office Properties Trust	146,900	4,805,099
Glenborough Realty Trust, Inc.	97,000	1,862,400
Highwoods Properties, Inc.	75,000	2,213,250
Reckson Associates Realty Corp.	38,000	1,312,900
		11,188,529

See notes to portfolio of investments.

1

Company	Shares	Value
Retail – 7.6%
Glimcher Realty Trust	10,000	$244,700
Heritage Property Investment Trust	81,900	2,866,500
New Plan Excel Realty Trust	55,770	1,279,922
		4,391,122
Specialty – 5.2%
Getty Realty Corp.	30,000	863,400
Trustreet Properties, Inc.	136,700	2,139,355
		3,002,755
Storage – 0.7%
Extra Space Storage, Inc.	220	3,384
Sovran Self Storage, Inc.	8,100	396,495
		399,879
Total Real Estate Investment Trusts (Cost $36,415,430)		43,583,342
Other – 0.7%
Panamsat Holding Corp.	7,400	179,080
Seaspan Corp.±	12,500	241,875
Total Other (Cost $395,700)		420,955
Total Common Stocks (Cost $36,811,130)		44,004,297
Preferred Stocks – 48.3%
Real Estate Investment Trusts – 48.3%
Apartments – 2.8%
Apartment Investment & Management Co., Series R	38,000	982,680
Apartment Investment & Management Co., Series U	24,000	600,720
		1,583,400
Diversified – 3.4%
Bedford Property Investors, Inc., Series B	30,000	750,600
Capital Automotive REIT	2,000	49,080
Capital Automotive REIT, Series A	2,000	44,600
Capital Automotive REIT, Series B	5,350	125,993
Colonial Properties Trust, Series E	23,067	575,291
Digital Realty Trust, Inc., Series A	15,000	395,250
		1,940,814
Health Care – 4.5%
Health Care REIT, Inc., Series F	40,000	1,012,000
LTC Properties, Inc., Series F	40,000	1,026,000
Windrose Medical Properties Trust, Series A*	20,000	545,000
		2,583,000
Hospitality – 27.8%
Ashford Hospitality Trust, Series A	46,000	1,196,460
Boykin Lodging Co., Series A	70,000	1,862,000
Eagle Hospitality Properties Trust, Series A	28,000	702,800
Felcor Lodging Trust, Inc.	60,000	1,494,000
Hersha Hospitality Trust, Series A	40,000	1,004,000

See notes to portfolio of investments.

2

	Shares or
Company	Principal Amount	Value
Highland Hospitality Corp., Series A	160,000	$3,956,000
Host Marriott Corp., Series E	100,000	2,730,000
Innkeepers USA Trust, Series C	27,000	706,050
Winston Hotels, Inc., Series B	95,000	2,375,950
		16,027,260
Manufactured Homes – 0.4%
Affordable Residential Communities, Series A	9,600	200,160
Office – 8.6%
Alexandria Real Estate Equities, Inc., Series C	120,000	3,158,400
SL Green Realty Corp., Series D	70,000	1,801,800
		4,960,200
Specialty – 0.8%
New Century Financial Corp., Series A	20,000	482,000
Total Preferred Stocks (Cost $26,991,024)		27,776,834
Debt Securities – 18.3%
Hospitality – 18.3%
Felcor Lodging LP, 9.00%, 06/01/2011**	$1,600,000	1,740,000
MeriStar Hospitality Corp., 9.125%, 01/15/2011**	1,000,000	1,060,000
MeriStar Hospitality Corp., 10.50%, 06/15/2009**	1,000,000	1,060,000
American Real Estate Partners LP, 8.125%, 06/01/2012	2,000,000	2,100,000
ITT Corp., 7.75%, 11/15/2025	3,275,000	3,340,500
Six flags Inc., 9.75%, 04/15/2013	1,260,000	1,241,100
Total Debt Securities (Cost $10,044,318)		10,541,600
Short-Term Investment – 2.9%
Other Investment Companies – 2.9%
SSgA Money Market Fund, 3.3808%(a) (Cost $1,703,022)	1,703,022	1,703,022
Total Investments – 145.9% (Cost $75,549,494)		84,025,753
Other assets less liabilities – 2.7%		1,560,461
Preferred Shares, at liquidation preference – (48.6)%		(28,000,000)
Net Assets attributable to common shares – 100%		$57,586,214

Notes to Portfolio of Investments

± Non income producing security as first dividend paid subsequent to September 30, 2005.

* Convertible into common stock.

** Also a Real Estate Investment Trust.

(a)	Rate reflects 7 day yield as of September 30, 2005.
(b)

Although subject to adjustments to the extent 2005 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2005, are as follows:

	Cost	$75,549,494

	Gross unrealized appreciation	$8,792,869
	Gross unrealized depreciation	(316,610)
	Net unrealized appreciation	$8,476,259

Reference should be made to the Fund’s financial statements for the period ended December 31, 2004, and the six months ended June 30, 2005, for further information concenring the income tax characterization of the Fund’s investment income and distributions.

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Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 22, 2005

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 22, 2005